Consolidated Statements Of Operations And Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [1]
Profit or loss [abstract]
Revenues		$ 33,896	$ 48,115
Cost of sales		25,171	36,437
Gross profit		8,725	11,678
Operating expenses
Selling, general and administrative expenses		11,613	13,626
Research and product development expenses		7,486	6,376
Total operating expenses		19,099	20,002
Loss from operations		(10,374)	(8,324)
Loss from joint ventures		(1,637)	(334)
Finance income (loss)
Interest expense, net on financial instruments measured at amortized cost		(1,469)	(1,812)
Foreign currency gains net	[2]	144	635
Other finance gains (losses), net		297	(931)
Finance loss, net		(1,028)	(2,108)
Loss before income taxes		(13,039)	(10,766)
Income tax expense		300
Profit (loss)		(13,339)	(10,766)
Items that will not be reclassified subsequently to net loss:
Re-measurement of actuarial liability		70	98
Items that may be reclassified subsequently to net loss
Exchange differences on translating foreign operations		(940)	1,714
Total comprehensive income		$ (14,209)	$ (8,954)
Net loss per share
Basic and diluted		$ (0.86)	$ (0.77)
Weighted average number of common shares outstanding		15,441,947	13,947,636

[1]	Restated (Note 5)
[2]	Foreign currency gains (losses) include a gain of $223 on borrowings for the year ended December 31, 2018 (2017 - loss of $223).